Share Based Payment - Schedule of Equity-Settled Restricted Share Units (Details)	12 Months Ended
Dec. 31, 2025 shares
Schedule Of Equity Settled Restricted Share Units Abstract
Grant Date	October 6, 2025
Vesting Date	April 1, 2026
Number of units granted	124,617,000